Employment - Summary of Employment Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employment expenses [line items]
Share-based payment expense (note 9)	[1]	$ 96	$ 83	$ 77
Total retirement benefits expense (note 30)		359	341	317
Finance costs (net) - applicable to retirement benefit obligations (note 10)		(11)	(15)	(12)
Continuing operations [member]
Disclosure of employment expenses [line items]
Wages and salaries		4,573	4,604	4,536
Social welfare costs		461	473	480
Redundancy, healthcare and other employment benefit costs		723	653	638
Share-based payment expense (note 9)		96	83	77
Total retirement benefits expense (note 30)		359	341	317
Total		6,212	6,154	6,048
Cost of sales		3,871	3,880	3,726
Operating costs		2,330	2,259	2,310
Finance costs (net) - applicable to retirement benefit obligations (note 10)		11	15	12
Total		$ 6,212	6,154	6,048
Continuing and Discontinued operations [member]
Disclosure of employment expenses [line items]
Wages and salaries			4,988	4,991
Social welfare costs			544	564
Redundancy, healthcare and other employment benefit costs			676	686
Share-based payment expense (note 9)			86	79
Total retirement benefits expense (note 30)			369	350
Total			6,663	6,670
Total			$ 6,663	$ 6,670

[1]	The total share-based payment expense in 2019 and 2018, including discontinued operations, amounted to $86 million and $79 million respectively.